Investment Securities (Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Held to maturity, Amortized cost:
Due in one year or less	¥ 318,546
Due from one year to five years	233,371
Due from five years to ten years	1,158,383
Due after ten years	420,864
Total, Held to maturity, Amortized cost	2,131,164
Held to maturity, Fair value:
Due in one year or less	319,879
Due from one year to five years	237,234
Due from five years to ten years	1,201,878
Due after ten years	429,079
Total, Held to maturity, Fair value	2,188,070
Available for sale, Fair value:
Due in one year or less	14,977,782
Due from one year to five years	28,121,000
Due from five years to ten years	7,741,431
Due after ten years	3,906,452
Total, Available for sale, Fair value	¥ 54,746,665